Debt and Notes Payable - Summary of Debt and Notes Payable (Details) (10-K) (Parenthetical) - USD ($)			1 Months Ended						9 Months Ended		12 Months Ended
	May 04, 2017	May 04, 2017	May 31, 2019	Jan. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Mar. 31, 2017	Feb. 28, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Oct. 02, 2018	Feb. 22, 2018
Debt instruments bears interest rate											8.00%
Convertible secured debentures principal balance														$ 200,000
Proceeds from long term debt					$ 100,000				$ 386,051		$ 100,000	$ 6,578,090
Long term debt									6,682,365		6,740,101	5,741,911
Additional paid in capital warrant issued												1,837,397
Debt discount amortized value									$ 26,087	$ 893,873	1,195,918	$ 788,187
Warrant purchase shares													201,974
Consideration amount					100,000
Daily Payment [Member]
Debt periodic payment						$ 1,200
220 days [Member]
Debt periodic payment					$ 585
Lender [Member]
Proceeds from long term debt			$ 99,480	$ 194,800			$ 150,000	$ 330,000
Lender [Member] | 210 days [Member]
Debt periodic payment								$ 1,965
Lender [Member] | 240 days [Member]
Debt periodic payment											$ 856
Secured Debentures [Member]
Debt instruments bears interest rate											8.00%
Note payable maturity date									Mar. 31, 2020		Mar. 31, 2020
Debt instrument principal amount									$ 3,000,000		$ 3,000,000
Note One [Member]
Debt instruments bears interest rate											5.25%	5.25%
Convertible secured debentures principal balance											$ 68,451	$ 68,451
Note payable maturity date											May 10, 2019	May 10, 2019
Note Two [Member]
Debt instruments bears interest rate											6.50%	6.50%
Convertible secured debentures principal balance											$ 251,532	$ 251,532
Note payable maturity date											Aug. 10, 2021	Aug. 10, 2021
Note [Member]
Convertible secured debentures principal balance											$ 319,983	$ 319,983
Two Notes [Member]
Note payable									33,730		144,004
Florida Mezzanine [Member]
Payment for exchange									$ 5,000,000		$ 5,000,000
Agreement description									The Company from all claims and outstanding obligations pursuant to that certain Assumption Agreement dated September 30, 2014, as amended October 15, 2014 and October 22, 2016, and that certain Agreement dated May 23, 2016, as amended January 30, 2017, in exchange for payment of $5,000,000.		The Company from all claims and outstanding obligations pursuant to that certain Assumption Agreement dated September 30, 2014, as amended October 15, 2014 and October 22, 2016, and that certain Agreement dated May 23, 2016, as amended January 30, 2017, in exchange for payment of $5,000,000.
Proceeds from long term debt											$ 500,000
Long term debt											206,746
Proceeds from restricted cash											335
Note payable											5,000,000
Loss on extinguishment of debt											267,512
Additional paid in capital warrant issued									$ 1,700,000		1,700,000
Debt origination costs									300,000		300,000
Debt discount amortized value									2,000,000		2,000,000
Florida Mezzanine [Member] | Loan [Member]
Long term debt									6,000,000		6,000,000
Paragon Bank [Member] | Loan [Member]
Note payable maturity date										Jun. 28, 2019
Note payable									$ 75,000		75,000
Number of restricted stock shares issued										800		800
BGR franchisees [Member]
Proceeds from sale of property											9,600
BGR franchisees [Member]
Proceeds from sale of property											$ 187,000
BGR franchisees [Member]
Debt instruments bears interest rate									4.00%		4.00%
Warrants [Member]
Warrant exercise price per share									$ 2.25		$ 2.25
Additional paid in capital warrant issued											$ 1,500,000
Warrant purchase shares									1,200,000		1,200,000
Accrued default interest									$ 1,500,000		$ 1,500,000
Securities Purchase Agreement [Member]
Debt instruments bears interest rate	8.00%	8.00%
Convertible secured debentures principal balance	$ 6,000,000	$ 6,000,000
Number of warrant to purchase shares of common stock	1,200,000	1,200,000
Securities Purchase Agreement [Member] | Warrants [Member]
Reverse stock split	one-for-ten reverse stock split
Note payable maturity date	Dec. 31, 2018
Sale of assets trigger percentage	33.00%
Securities Purchase Agreement [Member] | Warrants One [Member]
Number of warrant to purchase shares of common stock	800,000	800,000
Aggregate purchase price	$ 6,500,000	$ 6,500,000
Warrant exercise price per share	$ 3.50	$ 3.50
Beneficial ownership limit, percentage		4.99%
Securities Purchase Agreement [Member] | Warrants Two [Member]
Number of warrant to purchase shares of common stock	400,000	400,000
Beneficial ownership limit, percentage	19.99%
Financing Agreements [Member]
Total outstanding advances									$ 106,671		$ 124,205